Equity	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Equity

19. Equity

As of December 31, 2025, the total number of the Company’s authorized shares was 1,165,976,677; represented by common registered shares, issued and with no par value, fully subscribed and paid, comprised as follows:

	Shares
	Fixed Class I	Variable Class II	Total shares
Series A shares	24,180	1,165,952,497	1,165,976,677
Series B shares	—	—	—
	24,180	1,165,952,497	1,165,976,677
Treasury shares (Note 18)	—	(17,423,777)	(17,423,777	)(1)
	24,180	1,148,528,720	1,148,552,900

(1) During the year ended December 31, 2025, a total of 3,292,121 forfeited shares have been included as part of treasury shares.

As of December 31, 2024, the total number of the Company’s authorized shares was 1,165,976,677; represented by common registered shares, issued and with no par value, fully subscribed and paid, comprised as follows:

	Shares
	Fixed Class I	Variable Class II	Total shares
Series A shares	24,180	1,165,952,497	1,165,976,677
Series B shares	—	—	—
	24,180	1,165,952,497	1,165,976,677
Treasury shares (Note 18)	—	(16,295,299)	(16,295,299	)(1)
	24,180	1,149,657,198	1,149,681,378

(1) During the year ended December 31, 2024, a total of 1,393,518 forfeited shares have been included as part of treasury shares.

On November 22, 2023, the holders of all of the 57,513,873 outstanding Series B shares of the Company concluded the conversion of all Series B Shares into 57,513,873 Series A Shares represented by Ordinary Participation Certificates in the form of the corresponding American Depositary Shares.

All shares representing the Company’s capital stock, either Series A shares or Series B shares, grant the holders the same economic rights and there are no preferences and/or restrictions attaching to any class of shares on the distribution of dividends and the repayment of capital. Holders of the Company’s Series A common stock and Series B common stock are entitled to dividends when, and if, declared by a shareholders’ resolution. The Company’s revolving line of credit with Santander and Bancomext limits the Company’s ability to declare and pay dividends if the Company fails to comply with the payment terms thereunder. Only Series A shares from the Company are listed.

During the years ended December 31, 2025, 2024 and 2023 the Company did not declare any dividends.

In accordance with the Mexican Corporations Act, the Company is required to allocate at least 5% of the net income of each year to increase the legal reserve. This practice must be continued until the legal reserve reaches 20% of capital stock. As of December 31, 2025, 2024 and 2023, the Company’s legal reserve was US$17,363 on the three years.

For the years ended December 31, 2025, 2024 and 2023 the Company did not allocate any amount to the legal reserve fund. As of December 31, 2025, 2024 and 2023 the Company’s legal reserve has not reached 20% of its capital stock.

Any distribution of earnings in excess of the net tax profit account Cuenta de Utilidad Fiscal Neta (“CUFIN”) balance will be subject to corporate income tax, payable by the Company, at the enacted income tax rate at that time. A 10% withholding tax is imposed on dividends distributions to individuals and foreign shareholders from earnings generated starting January 1, 2014. Dividends paid will be free of Income taxes if they come from the (“CUFIN”). Dividends that exceed the (“CUFIN”) and of the Cuenta de Utilidad Fiscal Reinvertida (“CUFINRE”) will cause a tax equivalent to 42.86%. Dividends paid that come from profits by the ISR will not be subject to any withholding or additional payment of taxes.

Shareholders may contribute certain amounts for future increases in capital stock, either in fixed or variable capital. Said contributions will be kept in a special account until the shareholders meeting authorizes an increase in the capital stock of the Company, at which time each shareholder will have a preferential right to subscribe and pay the increase with the contributions previously made. As it is not strictly regulated in Mexican law, the shareholders meeting may agree to return the contributions to the shareholders or even set a term in which the increase in the capital stock must be authorized. As of December 31, 2025 and 2024, the Company had balance of US$0.1 in both years.

a)    Earnings (loss) per share

Basic earnings (loss) per share (“EPS or LPS”) amounts are calculated by dividing the net earnings (loss) for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the period.

Diluted EPS ( LPS) amounts are calculated by dividing the earnings (loss) attributable to ordinary equity holders of the parent (after adjusting for interest on the convertible preference shares, if any), by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares (to the extent that their effect is dilutive).

The following table shows the calculations of the basic and diluted earnings income per share for the years ended December 31, 2025, 2024 and 2023.

	As of December 31,
	2025		2024		2023
Net (loss) income for the year	US$	(103,872)	US$	126,375	US$	7,819
Weighted average number of shares outstanding (in thousands):
Basic		1,149,208		1,150,743		1,152,609
Diluted		1,149,208		1,165,859		1,165,451
(Loss) earnings per share:
Basic	US$	(0.090)	US$	0.110	US$	0.007
Diluted	US$	(0.090)	US$	0.108	US$	0.007

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of authorization of these financial statements.